Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023 TWD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Federal reserve board of the unites states	$ 1
Incurred deferred offering costs	$ 12,480,000
Combined Subsidiaries [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage	100.00%
Taiwan, New Dollars [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal reserve board of the unites states	$ 30.62